Trinity Acquisition-Schedule of Purchase Consideration is as Follows Based on Sales (Details) - USD ($)		6 Months Ended
	Mar. 29, 2026	Jun. 30, 2026	Jun. 30, 2025
Schedule of Purchase Consideration is as Follows Based on Sales [Line Items]
Cash		$ 1,000,000
Total purchase price		$ 12,400,000
TRINITY [Member]
Schedule of Purchase Consideration is as Follows Based on Sales [Line Items]
Cash	$ 1,000,000
Note payable	3,000,000
Common stock (4,200,000 shares x $2.00)	8,400,000
Total purchase price	$ 12,400,000